Leases - Future lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Years ending December 31:
2026	$ 14
2026		$ 29
Total minimum lease payments	14	29
Present value of future minimum lease payments	$ 14	$ 29